COLONIAL GLOBAL EQUITY FUND

                 Supplement to the February 27, 1998 Prospectus
                   (Replacing Supplement dated March 30, 1998)

The Fund's Prospectus is amended as follows:

(1) To the front cover of the Prospectus, a new paragraph is added below the Table of Contents as follows:

     This   Prospectus   is   also   available   on-line   at   the   Web   site
     http://www.libertyfunds.com. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Fund.

(2) The sub-caption "Borrowing of Money" under the caption HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS is revised in its entirety as follows:

     Borrowing of Money. The Fund may borrow money from banks, affiliated funds and other entities to the extent permitted by law for temporary or emergency purposes up to 33 1/3% of its total assets.

(3) Gita Rao, a Vice President of the Advisor, co-manages the Fund. Ms. Rao has managed various other Colonial funds since 1995. Prior to joining the Advisor, she was a global equity research analyst at Fidelity Management & Research Company from 1994 to 1995 and a Vice President in the domestic equity research group at Kidder, Peabody and Company .

(4) A new caption and paragraph is added after the last paragraph of the caption HOW THE FUND IS MANAGED as follows:

     YEAR 2000

     The Fund's Advisor, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Fund. The Liberty Companies are taking steps that they believe are reasonably designed to address the Year 2000 problem and are communicating with vendors who provide services, software and systems to the Fund to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Fund will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

(5) The last sentence under the caption HOW THE FUND VALUES ITS SHARES is revised in its entirety as follows:

     In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value.

(6) The following is added to the paragraph "Class A Shares" under the caption HOW TO EXCHANGE SHARES:

     Exchanges of Class A shares are not subject to a contingent deferred sales charge. However, in determining whether a contingent deferred sales charge is applicable to redemptions, the schedule of the fund in which the original investment was made should be used.

(7) The Distributor pays an additional 1% commission (total commission of 5%) to financial service firms on sales of Class B shares of the Fund to its clients or customers. The commission is paid directly by the Distributor from its assets and will not effect the expenses paid by Fund shareholders. Financial services firms may waive receipt of all or any portion of these payments.



(8) Under the caption TELEPHONE TRANSACTIONS the first sentence is revised in its entirety and new second and third sentences are added as follows:

     All shareholders and/or their financial advisors are automatically eligible to exchange Fund shares and to redeem up to $100,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. (Eastern time) and the time at which the Fund values it shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period.
     Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, or furnishing a signature guaranteed request.

(9) Liberty Financial Investments, Inc., the Fund's distributor, has changed its name to Liberty Funds Distributor, Inc. (Distributor). The new name does not affect the investment management of, or service to, the Fund. The Distributor continues to offer selected investment products managed by subsidiaries of Liberty Financial Companies, Inc. (NYSE:L), the indirect parent of the Distributor.

(10) Colonial Investors Service Center, Inc. (Transfer Agent.), the Fund's transfer agent, changed its name to Liberty Funds Services, Inc. The new name will not affect the services that the Transfer Agent provides to the Fund.

(11) The Chase Manhattan Bank is the Fund's Custodian. The Custodian's address is 270 Park Avenue, New York, NY 10017-2070.

(12) Price Waterhouse LLP, the Fund's independent accountants, changed its name to PricewaterhouseCoopers LLP. The new name will not affect the services the independent accountants provide to the Fund.



GE-36/236G-119                                                  October 30, 1998

                           COLONIAL GLOBAL EQUITY FUND

     Supplement to the February 27, 1998 Statement of Additional Information
                   (Replacing Supplement dated June 22, 1998)


The Fund's Statement of Additional Information is amended as follows:

(1)  A Special Meeting of Shareholders of the Fund was held on October 30, 1998.
     The   proposals   received  the  required   approvals   and  are  effective
     immediately:

     (a) The first and sixth policies under the caption FUNDAMENTAL INVESTMENT POLICIES are revised in their entirety as follows:

         The Fund may:

         1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

         5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

     (b) The Fund's fundamental investment policy regarding illiquid assets is deleted from the caption FUNDAMENTAL INVESTMENT POLICIES and a new policy is added under the caption OTHER INVESTMENT POLICIES as follows:

         As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

         3. Invest more than 15% of its net assets in illiquid assets.

     (c) A new sentence has been added under the caption OTHER INVESTMENT POLICIES to specify that the Fund may be organized under a master fund/feeder fund structure as follows:

         Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.

     (d) John V. Carberry, Salvatore Macera, Thomas E. Stitzel and Anne-Lee Verville are new trustees.

John V. Carberry1, Age 51, is Senior Vice President of Liberty Financial Companies, Inc. (formerly ManagingDirector, Salomon Brothers (investment banking) from January 1988 to January 1998).

Salvatore Macera, Age 67, is a Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc. (electronics)). Trustee: Liberty Variable Investment Trust, Stein Roe Variable Investment Trust.

Thomas E. Stitzel, Age 58, is Professor of Finance, College of Business, Boise State University (higher education); Business consultant and author. Trustee:
Liberty Variable Investment Trust, Stein Roe Variable Investment Trust.

Anne-Lee Verville, Age 51, is a Consultant (formerly General Manager, Global Education Industry from 1994 to 1997, and President, Applications Solutions Division from 1991 to 1994, IBM Corporation (global education and global applications)).

The following table sets forth the compensation paid to Mr. Macera and Mr. Stitzel in their capacities as Trustees of Liberty Variable Investment Trust
(LVIT), which offers nine funds: Colonial Growth and Income Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Colonial U.S. Stock Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Newport Tiger Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series and Colonial High Yield Securities Fund, Variable Series; for serving during the fiscal year ended December 31, 1997:

                                                Total Compensation From the LVIT
                                                  and Investment Companies which
Trustee          Aggregate 1997 Compensation(2)    are Series of LVIT in 1997(3)
-------          ---------------------------     ------------------------------
Salvatore Macera           $12,500                                $33,500
Thomas E. Stitzel           12,500                                 33,500


(2) Stephen E. Gibson is President of the Colonial Funds. He replaces Harold W. Cogger. Mr. Gibson is 45 years old and has been Chairman of the Board since July, 1998, Chief Executive Officer and President since December 1996, and President of Funds since June, 1998; Director, since July 1996 of the Advisor (formerly Executive Vice President from July, 1996 to December,
     1996); Director, Chief Executive Officer and President of TCG since December, 1996 (formerly Managing Director of Marketing of Putnam Investments, June, 1992 to July, 1996).

(3) Nancy L. Conlin is Secretary of the Colonial Funds. She replaces Michael H. Koonce. Ms. Conlin is 44 years old and has been Secretary of the Funds since April, 1998 (formerly Assistant Secretary from July, 1994 to April,
     1998), is Director, Senior Vice President, General Counsel, Clerk and Secretary of the Advisor since April, 1998 (formerly Vice President, Counsel, Assistant Secretary and Assistant Clerk from July, 1994 to April,
     1998), Vice President - Legal, General Counsel and Clerk of TCG since April, 1998 (formerly Assistant Clerk from July, 1994 to April, 1998).

(4) William D. Ireland, Jr., George L. Shinn and Sinclair Weeks, Jr., retired as Trustees of the Trust effective April 24, 1998.

(5) The following paragraph is added to the MANAGEMENT OF THE FUNDS section:

     The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

(6) Liberty Financial Investments, Inc., the Fund's distributor, has changed its name to Liberty Funds Distributor, Inc. (Distributor). The new name does not affect the investment management of, or service to, the Fund. The Distributor continues to offer selected investment products managed by subsidiaries of its parent company, Liberty Financial Companies, Inc. (NYSE:L), the indirect parent of the Disributor.

(7) Colonial Investors Service Center, Inc., (Transfer Agent) the Fund's transfer agent, has changed its name to Liberty Funds Services, Inc. The new name will not affect services to the Fund.

(8) Price Waterhouse LLP, the Fund's independent accountants, changed its name to PricewaterhouseCoopers LLP. The new name will not affect the service that the independent accountants provide to the Fund.

(9) The following is added after the last paragraph under the caption PERFORMANCE MEASURES:

     General. From time to time, the Fund may discuss, or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund, including the New Value TM investment strategy that expands upon the principles of traditional value investing; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

     The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

     From time to time, the Fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.


GE-16/238G-1198                                                 October 30, 1998



--------
1 Mr. Carberry is an "interested person," as defined in the Investment Company Act of 1940, because of his affiliation with Liberty Financial Companies, Inc., an indirect majority-owned subsidiary of Liberty Mutual Insurance Company.

2 Consists of Trustee fees in the amount of (i) a $5,000 annual retainer, (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $500 meeting fee for each telephone meeting.

3 Includes Trustee fees paid by LVIT and by Stein Roe Variable Investment Trust.

                                THE COLONIAL FUND

                 Supplement to the February 27, 1998 Prospectus
                   (Replacing Supplement dated March 30, 1998)

The Fund's Prospectus is amended as follows:

(1) To the front cover of the Prospectus, a new paragraph is added below the Table of Contents as follows:

     This   Prospectus   is   also   available   on-line   at   the   Web   site
     http://www.libertyfunds.com. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Fund.

(2) The sub-caption "Borrowing of Money" under the caption HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS is revised in its entirety as follows:

     Borrowing of Money. The Fund may borrow money from banks, other affiliated funds and other entities to the extent permitted by law for temporary or emergency purposes up to 33 1/3% of its total assets.

(3) A new caption and paragraph is added after the last paragraph of the caption HOW THE FUND IS MANAGED as follows:

     YEAR 2000

     The Fund's Advisor, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Fund. The Liberty Companies are taking steps that they believe are reasonably designed to address the Year 2000 problem and are communicating with vendors who provide services, software and systems to the Fund to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Fund will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

(4) A new sentence is added as the last sentence under the caption HOW THE FUND VALUES ITS SHARES as follows:

     In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value.

(5) The following is added to the paragraph "Class A Shares" under the caption HOW TO EXCHANGE SHARES:

     Exchanges of Class A shares are not subject to a contingent deferred sales charge. However, in determining whether a contingent deferred sales charge is applicable to redemptions, the schedule of the fund in which the original investment was made should be used.

(6) The Distributor pays an additional 1% commission (total commission of 5%) to financial service firms on sales of Class B shares of the Fund to its clients or customers. The commission is paid directly by the Distributor from its assets and will not effect the expenses paid by Fund shareholders. Financial services firms may waive receipt of all or any portion of these payments.

(7) Under the caption TELEPHONE TRANSACTIONS the first sentence is revised in its entirety and new second and third sentences are added as follows:

     All shareholders and/or their financial advisors are automatically eligible to exchange Fund shares and to redeem up to $100,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. (Eastern time) and the time at which the Fund values its shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period.
     Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guaranteed request.

(8) Liberty Financial Investments, Inc. (Transfer Agent), the Fund's distributor, changed its name to Liberty Funds Distributor, Inc. (Distributor). The new name will not affect the services the Distributor provides to the Fund. The Distributor continues to offer selected investment products managed by subsidiaries of its indirect parent company, Liberty Financial Companies, Inc. (NYSE:L), the indirect parent of the Distributor.

(9) Colonial Investors Service Center, Inc. (Transfer Agent), the Fund's transfer agent, changed its name to Liberty Funds Services, Inc. The new name will not affect the services the Transfer Agent provides to the Fund.

(10) Price Waterhouse LLP, the Fund's independent accountants, changed its name to PricewaterhouseCoopers LLP. The new name will not affect the services the independent accountants provide to the Fund.

TF-36/232G-1198                                                 October 30, 1998

                                THE COLONIAL FUND

    Supplement to Statement of Additional Information dated February 27, 1998
                   (Replacing Supplement dated June 22, 1998)

The Fund's Statement of Additional Information is amended as follows:

(1)  A Special Meeting of Shareholders of the Fund was held on October 30, 1998.
     The   proposals   received  the  required   approvals   and  are  effective
     immediately:

     (a) The first and sixth policies under the caption FUNDAMENTAL INVESTMENT POLICIES are revised in their entirety as follows:

         The Fund may:

         1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;
         5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

     (b) The Fund's fundamental investment policy regarding illiquid assets is deleted from the caption FUNDAMENTAL INVESTMENT POLICIES and a new policy is added under the caption OTHER INVESTMENT POLICIES as follows:

         As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

         3. Invest more than 15% of its net assets in illiquid assets.

     (c) A new sentence has been added under the caption OTHER INVESTMENT POLICIES to specify that the Fund may be organized under a master fund/feeder fund structure as follows:

         Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.

     (d) John V. Carberry, Salvatore Macera, Thomas E. Stitzel and Anne-Lee Verville have been elected as new trustees.

John V. Carberry1, Age 51, is Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers (investment banking) from January 1988 to January 1998).

Salvatore Macera, Age 67, is a Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc. (electronics)). Trustee: Liberty Variable Investment Trust, Stein Roe Variable Investment Trust.

Thomas E. Stitzel, Age 58, is Professor of Finance, College of Business, Boise State University (higher education); Business consultant and author. Trustee:
Liberty Variable Investment Trust, Stein Roe Variable Investment Trust.

Anne-Lee Verville, Age 51, is a Consultant (formerly General Manager, Global Education Industry from 1994 to 1997, and President, Applications Solutions Division from 1991 to 1994, IBM Corporation (global education and global applications)).

The following table sets forth the compensation paid to Messrs. Macera and. Stitzel in their capacities as Trustees of Liberty Variable Investment Trust
(LVIT), which offers nine funds: Colonial Growth and Income Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Colonial U.S. Stock Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Newport Tiger Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series and Colonial High Yield Securities Fund, Variable Series; for serving during the fiscal year ended December 31, 1997:

                                                Total Compensation From the LVIT
                                                  and Investment Companies which
Trustee           Aggregate 1997 Compensation(2)   are Series of LVIT in 1997(3)
-------           --------------------------        ----------------------------
Salvatore Macera         $12,500                                $33,500
Thomas E. Stitzel         12,500                                 33,500

(2) Stephen E. Gibson is President of the Colonial Funds. He replaces Harold W. Cogger. Mr. Gibson is 45 years old and has been Chairman of the Board since July, 1998, Chief Executive Officer and President since December 1996, and President of Funds since June, 1998; Director, since July 1996 of the Advisor (formerly Executive Vice President from July, 1996 to December,
     1996); Director, Chief Executive Officer and President of TCG since December, 1996 (formerly Managing Director of Marketing of Putnam Investments, June, 1992 to July, 1996).

(3) Nancy L. Conlin is Secretary of the Colonial Funds. She replaces Michael H. Koonce. Ms. Conlin is 44 years old and has been Secretary of the Funds since April, 1998 (formerly Assistant Secretary from July, 1994 to April,
     1998), is Director, Senior Vice President, General Counsel, Clerk and Secretary of the Advisor since April, 1998 (formerly Vice President, Counsel, Assistant Secretary and Assistant Clerk from July, 1994 to April,
     1998), Vice President - Legal, General Counsel and Clerk of TCG since April, 1998 (formerly Assistant Clerk from July, 1994 to April, 1998).

(4) William D. Ireland, Jr., George L. Shinn and Sinclair Weeks, Jr., retired as Trustees of the Trust effective April 24, 1998.

(5) The following paragraph is added under the caption MANAGEMENT OF THE FUNDS:

     The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

(6) Liberty Financial Investments Inc. (Transfer Agent), the Fund's distributor, changed its name to Liberty Funds Distributor, Inc. (Distributor). The new name will not affect the services the Distributor provides to the Fund. The Distributor continues to offer selected investment products managed by subsidiaries of its indirect parent company, Liberty Financial Companies, Inc. (NYSE:L), the indirect parent of the Distributor.

(7) Colonial Investor Services Center, Inc. (Transfer Agent), the Fund's Transfer agent, changed its name to Liberty Funds Services, Inc. The new name will not affect the services the Transfer Agent provides to the Fund.

(8) Price Waterhouse LLP, the Fund's independent accountants, changed its name to PricewaterhouseCoopers LLP. The new name will not affect the services the independent accountants provide to the Fund.

(9) The following is added after the last paragraph under the caption PERFORMANCE MEASURES:

     General. From time to time, the Fund may discuss, or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; Investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

     The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

     From time to time, the Fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.




TF-39/233G-1198                                                 October 30, 1998



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1 Mr. Carberry is an "interested  person," as defined in the Investment  Company
Act of 1940, because of his affiliation with Liberty Financial Companies, Inc., an indirect majority-owned subsidiary of Liberty Mutual Insurance Company.

2 Consists of Trustee fees in the amount of (i) a $5,000 annual retainer, (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $500 meeting fee for each telephone meeting.

3 Includes Trustee fees paid by LVIT and by Stein Roe Variable Investment Trust.